Income Taxes - Components Of Loss Before Taxes (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Loss before income taxes	$ (7,819)	$ (9,795)	$ (27,333)
U.S. operations
Loss before income taxes			(15,253)
Non-U.S. operations
Loss before income taxes			$ (12,080)